RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions Balances
Amounts receivable, related party transactions	$ 1,110	$ 1,025
Amounts payable, related party transactions	$ 421,814	$ 233,691